Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 440	$ 450	$ 680	$ 421
Cumulative tax impact	20	46	43	54
Balance, net of tax	460	496	723	475
OCI before reclassifications	(211)	(224)	245
Amounts reclassified from AOCI	201	(6)	14
OCI Balance	(10)	(230)	259
Cumulative tax impact	(26)	3	(11)
OCI Balance, net of tax	(36)	(227)	248
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Balance	23	(48)	61	(3)
Cumulative tax impact	(3)	6	(8)
Balance, net of tax	20	(42)	53	(3)
OCI before reclassifications	(126)	(90)	64
Amounts reclassified from AOCI	197	(19)
OCI Balance	71	(109)	64
Cumulative tax impact	(9)	14	(8)
OCI Balance, net of tax	62	(95)	56
Accumulated Net Gains (Losses) on Available-for-Sale Securities [Member]
Balance	(16)		1	1
Cumulative tax impact	2
Balance, net of tax	(14)		1	1
OCI before reclassifications	(16)	(1)
OCI Balance	(16)	(1)
Cumulative tax impact	2
OCI Balance, net of tax	(14)	(1)
Accumulated Defined Benefit Plan Items [Member]
Balance	(78)	(162)	(231)	(223)
Cumulative tax impact	21	40	51	54
Balance, net of tax	(57)	(122)	(180)	(169)
OCI before reclassifications	80	56	(22)
Amounts reclassified from AOCI	4	13	14
OCI Balance	84	69	(8)
Cumulative tax impact	(19)	(11)	(3)
OCI Balance, net of tax	65	58	(11)
Foreign Currency Translation Adjustments ("CTA") [Member]
Balance	511	660	849	646
Balance, net of tax	511	660	849	$ 646
OCI before reclassifications	(149)	(189)	203
OCI Balance	(149)	(189)	203
OCI Balance, net of tax	$ (149)	$ (189)	$ 203